Business And Geographic Segment Information (Schedule Of Segment Reporting - Earnings Before Interest And Taxes) (Details) - USD ($) $ in Millions	3 Months Ended					12 Months Ended
	Aug. 03, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 27, 2013	Oct. 28, 2012	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Segment Reporting Information [Line Items]
Earnings before interest and taxes						$ 1,054	$ 1,267	$ 1,474
Defined Benefit Plan, Actuarial Gain (Loss)						138	31	(285)
Derivatives (Gain) Loss	$ 0	$ 0	$ 0	$ 6
Business Combination, Acquisition Related Costs					$ 10	0	0	10
Pension Plan, Defined Benefit [Member]
Segment Reporting Information [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)						136	48	(312)
Americas Simple Meals and Beverages [Member]
Segment Reporting Information [Line Items]
Earnings before interest and taxes						948	1,030	1,063
Global Biscuits and Snacks [Member]
Segment Reporting Information [Line Items]
Earnings before interest and taxes						383	366	355
Campbell Fresh [Member]
Segment Reporting Information [Line Items]
Earnings before interest and taxes						61	68	77
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Earnings before interest and taxes						(236)	(142)	26	[1]
Corporate, Non-Segment [Member] | Bolthouse Farms [Member]
Segment Reporting Information [Line Items]
Business Combination, Acquisition Related Costs								10
Corporate, Non-Segment [Member] | Foreign Exchange Contract [Member]
Segment Reporting Information [Line Items]
Derivatives (Gain) Loss							9
Corporate, Non-Segment [Member] | Other Cost Savings Implementation Costs [Member]
Segment Reporting Information [Line Items]
Restructuring and Related Cost, Incurred Cost						22
Corporate, Non-Segment [Member] | Other Restructuring [Member] | Cost Of Products Sold [Member]
Segment Reporting Information [Line Items]
Restructuring and Related Cost, Incurred Cost							3	91
Restructuring Charges [Member]
Segment Reporting Information [Line Items]
Earnings before interest and taxes						$ (102)	$ (55)	$ (47)	[2]

[1]	Pension and postretirement mark-to-market adjustments are included in Corporate. Charges were $138 and $31 in 2015, and 2014, respectively, and gains were $285 in 2013. Costs of $22 related to the implementation of our new organizational structure and cost reduction initiatives were included in 2015. In addition, a loss of $9 on foreign exchange forward contracts related to the sale of the European simple meals business and restructuring-related costs of $3 were included in 2014. Restructuring-related costs of $91 and acquisition costs of $10 were included in 2013.
[2]	See Note 8 for additional information.